SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net income loss	$ 208,700	$ 65,280
Accumulated deficit	$ 292,338	$ 83,638